Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The following table sets forth required disclosures regarding our principal exe
cu
ti
ve officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.
These required disclosures include a figure labeled “Comp
en
sation Actually Paid” (“CAP”), which is calculated pursuant to SEC disclosure requirements. While CAP includes some compensation elements that are actually paid by the Company and received by the NEOs (namely, base salary and AIP payments), CAP includes amounts that the Company did not actually pay to the NEOs in the fiscal years below and that the NEOs did not receive from the Company. As such, CAP is not equivalent to realized pay.
The Compensation Committee did not consider these disclosures in evaluating compensation decisions in any year shown. For a fulsome discussion of how the Compensation Committee does seek to align executive pay with Company performance when making compensation decisions, please refer to “The Compensation Decision Making Process” and “Executive Compensation Program” in the CD&A.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2) ($)	Value of Initial Fixed $100 Investment based on (3) :		Net Income ($ Thousands)	EBITDA (4) ($ Thousands)
					TSR ($)	Peer Group TSR ($)

2021	3,639,862	11,391,348	1,091,141	2,199,938	208.17	162.25	40,099	91,329

2022	17,043,097	12,476,830	1,506,616	945,584	181.33	169.29	67,319	133,323

2023	4,276,487	9,398,207	1,426,777	2,102,263	214.23	167.89	96,574	174,067

2024	5,963,245	24,801,517	1,661,475	3,501,738	361.76	183.37	102,539	200,013

(1)	The individuals comprising the PEO and Non-PEO NEOs for each year presented are listed below:

	2024	2023	2022	2021
PEO: NON-PEO NEOS:	Joseph Armes James Perry Donal Sullivan Luke Alverson Danielle Garde	Joseph Armes James Perry Donal Sullivan Luke Alverson Danielle Garde	Joseph Armes James Perry Donal Sullivan Luke Alverson	Joseph Armes James Perry Donal Sullivan Craig Foster Luke Alverson Gregg Branning

(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation
S-K.
To calculate CAP for the PEO and
Non-PEO
NEOs, the following adjustments were made to the Summary Compensation Table (“SCT”) Total in accordance with SEC methodology:

	2024		2023		2022		2021
Year	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)
SCT Total	5,963,245	1,661,475	4,276,487	1,426,777	17,043,097	1,506,616	3,639,862	1,091,141
Less: Change in Actuarial Value of Pension Plan Value	3,022	—	13,961	—	6,486	—	(4,664)	—
Less: GDFV of Equity Awards Reported in SCT Total Compensation	(3,733,051)	(781,912)	(2,251,035)	(661,237)	(15,314,974)	(726,354)	(1,775,967)	(420,831)
Plus: Year End Fair Value of Equity Awards Granted in Covered Year	6,923,908	1,412,904	2,982,181	866,910	12,266,848	593,743	3,980,706	963,571
Change in Fair Value of Equity Awards that Vested in Covered Year	322,469	85,356	(65,768)	(5,276)	(22,956)	(5,535)	6,190	(2,527)
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	15,327,968	995,941	4,470,303	475,088	(1,498,186)	(422,887)	5,545,221	568,584
Calculated CAP	24,801,517	3,501,738	9,398,207	2,102,263	12,476,830	945,584	11,391,348	2,199,938

The above equity award values are calculated in accordance with FASB ASC Topic 718.

(3)
The Peer Group TSR set forth in this table utilizes a custom peer group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report. The comparison assumes $100 was invested for the period starting April 1, 2020, through March 31 of the listed year in each of the Company and in the custom peer group, respectively.

(4)
We determined EBITDA to be the most important financial performance measure used to link Company performance to the calculated CAPs of our PEO and
Non-PEO
NEOs in fiscal 2024. This performance measure may not have been the most important financial performance measure for fiscal years 2021, 2022 and 2023, and we may determine a different financial performance measure to be the most important financial performance measure in future years. EBITDA is defined for purposes of the AIP as set forth above in the “Compensation Discussion and Analysis” section. See Exhibit B for GAAP reconciliation information.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)	The individuals comprising the PEO and Non-PEO NEOs for each year presented are listed below:

	2024	2023	2022	2021
PEO: NON-PEO NEOS:	Joseph Armes James Perry Donal Sullivan Luke Alverson Danielle Garde	Joseph Armes James Perry Donal Sullivan Luke Alverson Danielle Garde	Joseph Armes James Perry Donal Sullivan Luke Alverson	Joseph Armes James Perry Donal Sullivan Craig Foster Luke Alverson Gregg Branning

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes a custom peer group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report. The comparison assumes $100 was invested for the period starting April 1, 2020, through March 31 of the listed year in each of the Company and in the custom peer group, respectively.
PEO Total Compensation Amount	$ 5,963,245	$ 4,276,487	$ 17,043,097	$ 3,639,862
PEO Actually Paid Compensation Amount	$ 24,801,517	9,398,207	12,476,830	11,391,348
Adjustment To PEO Compensation, Footnote
(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation
S-K.
To calculate CAP for the PEO and
Non-PEO
NEOs, the following adjustments were made to the Summary Compensation Table (“SCT”) Total in accordance with SEC methodology:

	2024		2023		2022		2021
Year	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)
SCT Total	5,963,245	1,661,475	4,276,487	1,426,777	17,043,097	1,506,616	3,639,862	1,091,141
Less: Change in Actuarial Value of Pension Plan Value	3,022	—	13,961	—	6,486	—	(4,664)	—
Less: GDFV of Equity Awards Reported in SCT Total Compensation	(3,733,051)	(781,912)	(2,251,035)	(661,237)	(15,314,974)	(726,354)	(1,775,967)	(420,831)
Plus: Year End Fair Value of Equity Awards Granted in Covered Year	6,923,908	1,412,904	2,982,181	866,910	12,266,848	593,743	3,980,706	963,571
Change in Fair Value of Equity Awards that Vested in Covered Year	322,469	85,356	(65,768)	(5,276)	(22,956)	(5,535)	6,190	(2,527)
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	15,327,968	995,941	4,470,303	475,088	(1,498,186)	(422,887)	5,545,221	568,584
Calculated CAP	24,801,517	3,501,738	9,398,207	2,102,263	12,476,830	945,584	11,391,348	2,199,938

Non-PEO NEO Average Total Compensation Amount	$ 1,661,475	1,426,777	1,506,616	1,091,141
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,501,738	2,102,263	945,584	2,199,938
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation
S-K.
To calculate CAP for the PEO and
Non-PEO
NEOs, the following adjustments were made to the Summary Compensation Table (“SCT”) Total in accordance with SEC methodology:

	2024		2023		2022		2021
Year	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)	PEO ($)	Non-PEO NEO Average ($)
SCT Total	5,963,245	1,661,475	4,276,487	1,426,777	17,043,097	1,506,616	3,639,862	1,091,141
Less: Change in Actuarial Value of Pension Plan Value	3,022	—	13,961	—	6,486	—	(4,664)	—
Less: GDFV of Equity Awards Reported in SCT Total Compensation	(3,733,051)	(781,912)	(2,251,035)	(661,237)	(15,314,974)	(726,354)	(1,775,967)	(420,831)
Plus: Year End Fair Value of Equity Awards Granted in Covered Year	6,923,908	1,412,904	2,982,181	866,910	12,266,848	593,743	3,980,706	963,571
Change in Fair Value of Equity Awards that Vested in Covered Year	322,469	85,356	(65,768)	(5,276)	(22,956)	(5,535)	6,190	(2,527)
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	15,327,968	995,941	4,470,303	475,088	(1,498,186)	(422,887)	5,545,221	568,584
Calculated CAP	24,801,517	3,501,738	9,398,207	2,102,263	12,476,830	945,584	11,391,348	2,199,938

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between the CAP calculation of our PEO, the average CAP of our other NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between the calculated CAP of our PEO, the average CAP of our other NEOs, and the Company’s Net Income over the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure	The following chart sets forth the relationship between the calculated CAP of our PEO, the average CAP of our other NEOs, and the Company’s EBITDA over the four most recently completed fiscal years.
Total Shareholder Return Vs Peer Group	The following chart compares the Company’s TSR over the last four completed fiscal years to that of the Peer Group over the same period.
Tabular List, Table
The following table presents the financial performance measures that the Company considers to have been the most important in linking the CAP of our PEO and other NEOs for fiscal 2024 to Company performance. The CAP calculation is heavily influenced by the year-over-year change in values of unvested equity awards, and equity awards constitute the majority of our NEO’s compensation. As such, TSR performance has an outsized effect on CAP figures when compared to SCT totals.

TSR
EBITDA
Cash Flow from Operations

Total Shareholder Return Amount	$ 361.76	214.23	181.33	208.17
Peer Group Total Shareholder Return Amount	183.37	167.89	169.29	162.25
Net Income (Loss)	$ 102,539,000	$ 96,574,000	$ 67,319,000	$ 40,099,000
Company Selected Measure Amount	200,013,000	174,067,000	133,323,000	91,329,000
PEO Name	Joseph Armes
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow from Operations
PEO | Actuarial Value Of Pension Plan Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,022)	$ (13,961)	$ (6,486)	$ (4,664)
PEO | GDFV Of Equity Awards Reported In SCT Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,733,051)	(2,251,035)	(15,314,974)	(1,775,967)
PEO | Year End Fair Value Of Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,923,908	2,982,181	12,266,848	3,980,706
PEO | Fair Value Of Equity Awards That Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	322,469	(65,768)	(22,956)	6,190
PEO | Fair Value Of Outstanding Unvested Equity Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,327,968	4,470,303	(1,498,186)	5,545,221
Non-PEO NEO | Actuarial Value Of Pension Plan Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | GDFV Of Equity Awards Reported In SCT Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(781,912)	(661,237)	(726,354)	(420,831)
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,412,904	866,910	593,743	963,571
Non-PEO NEO | Fair Value Of Equity Awards That Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,356	(5,276)	(5,535)	(2,527)
Non-PEO NEO | Fair Value Of Outstanding Unvested Equity Awards From Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 995,941	$ 475,088	$ (422,887)	$ 568,584